Supplemental Cash Flows Information	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Supplemental Cash Flows Information

(10) Supplemental Cash Flows Information

Supplemental cash flow disclosures and noncash investing and financing activities are as follows for the six months ended June 30, 2018 and 2017:

	2018	2017
	(In thousands)

Supplemental disclosure of cash flow data:
Interest paid	$28,710	$28,327
Income taxes paid, net of refunds	3,474	4,451

Supplemental disclosure of noncash investing and financing activities:
Contingent consideration payable	5,900	3,564
Contingent consideration settled with the issuance of Class A common stock	771
Deferred purchase price	$—	$71,200

Predecessor
Supplemental Cash Flows Information

(9) Supplemental cash flows information

Supplemental cash flow disclosures and noncash investing and financing activities are as follows for the years ended December 31, 2017 and 2016:

	2017	2016
	(In thousands)

Supplemental disclosure of cash flow data:
Interest paid	$53,723	$27,583
Income taxes paid, net of refunds	12,305	21,711

Supplemental disclosure of noncash:
Contingent consideration	$3,564	$—
Deferred purchase prices	71,200	—